National Integrity VAROOM

May 4, 2015

Securities and Exchange Commission

100 F. Street N.E.

Washington, D.C. 20549

RE:	Separate Account I of National Integrity Life Insurance Company
Registration Nos. 333-167372 and 811-04846
VAROOM Prospectus and Statement of Additional Information Filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from those contained in the Registrant’s Post-Effective Amendment number 5 to its Registration Statement number 333-167372 on Form N-4, which was filed electronically on April 28, 2015.

Sincerely,

/s/ Rhonda S. Malone

Rhonda S. Malone
Senior Counsel – Securities
Western & Southern Financial Group, Inc.
400 Broadway
Cincinnati, OH 45202
Phone: 513-629-1854